DAIMLER TRUCKS RE
T
AI
L
TRUST 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Dates
30-Jun-2023
Actual/360 Days
32
30/360 Days
30
17-Jul-2023
15-Jul-2023
Collection Period No.
9
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Jun-2023
13-Jul-2023
14-Jul-2023
17-Jul-2023
15-Jun-2023
15-Jun-2023
Summary
Beginning
Balance
0.00
234,673,933.80
360,000,000.00
80,000,000.00
Principal
Payment
0.00
29,751,261.72
0.00
0.00
Ending
Balance
0.00
204,922,672.08
360,000,000.00
80,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
82.642394
0.000000
0.000000
Initial
Balance
178,880,000.00
360,000,000.00
360,000,000.00
80,000,000.00
Note
Factor
0.000000
0.569230
1.000000
1.000000
674,673,933.80
644,922,672.08
29,751,261.72
T
otal Note Balance
978,880,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
93,865,392.63
768,539,326.43
38,537,579.72
807,076,906.15
93,865,392.63
738,788,064.71
36,598,083.89
775,386,148.60
93,867,344.34
1,072,747,344.34
59,010,660.22
1,131,758,004.56
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
8.75%
8.75%
8.75%
93,867,344.34
93,865,392.63
93,865,392.63
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.070000%
5.230000%
5.390000%
Interest per $1000
Fac
e
Amount
0.000000
2.754159
4.358333
4.491667
Interest & Principal
Payment
0.00
30,742,759.09
1,569,000.00
359,333.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
85.396553
4.358333
4.491667
Interest Payment
0.00
991,497.37
1,569,000.00
359,333.33
32,671,092.42
T
otal
2,919,830.70

DAIMLER TRUCKS RE
T
AI
L
TRUST 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
Purchas
e
Amounts
34,216,500.10
0.00
34,216,500.10
30,246,646.68
3,361,009.75
34,582.60
441,859.90
0.00
0.00
132,401.17
2,919,830.70
0.00
0.00
29,751,261.72
0.00
0.00
872,843.59
T
otal Distribution
34,216,500.10
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees an
d
Asset Representation Reviewer fees not
previously paid under (2)
(9) Excess Collections to Certificateholders
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and amounts owed t
o
Asset Representation
Reviewer (max. $250,000 p.a.)
(3) Interest Distributabl
e
Amount
672,564.09
0.00
0.00
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
672,564.09
0.00
0.00
0.00
672,564.09
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
2,919,830.70
0.00
991,497.37
1,569,000.00
359,333.33
0.00
0.00
0.00
0.00
0.00
2,919,830.70
0.00
991,497.37
1,569,000.00
359,333.33
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,919,830.70
2,919,830.70
0.00
Interest Distributabl
e
Amount
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
29,751,261.72
0.00
0.00
0.00
29,751,261.72
Aggregate Principal Distributabl
e
Amount
29,751,261.72
29,751,261.72
0.00

DAIMLER TRUCKS RE
T
AI
L
TRUST 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
2,681,868.36
2,681,868.36
Reserve Fund Require
d
Amount
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
10,358.69
122,042.48
0.00
10,358.69
10,358.69
0.00
132,401.17
2,681,868.36
0.00
Notice to Investors

DAIMLER TRUCKS RE
T
AI
L
TRUST 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Pool Statistics
Pool Data
4.99%
33.10
25.00
Cutoff Date Pool Balance
Amount
1,131,758,004.56
Pool Balance beginning of Collection Period
807,076,906.15
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
775,386,148.60
5,178
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
27,336,938.00
2,909,708.68
0.00
1,444,110.87
Pool Factor
68.51%
5.07%
40.44
16.34
5,317
Number of Receivables
6,504

DAIMLER TRUCKS RE
T
AI
L
TRUST 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
98.53%
0.76%
0.57%
0.14%
100.00%
763,989,869.47
5,896,390.39
4,434,337.85
1,065,550.89
775,386,148.60
5,081
54
32
11
5,178
Delinquency Profile
(1)
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
60+ Delinquency Receivables to EOP Pool Balance
Delinquency Trigger occurred
10.500%
0.71%
No
Loss Statistics
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Losses
(1)
Principal Gross Losses
(1) Losses include accounts that have been charged off with a balance remaining of less than
$100.
1,005,267.38
6,655,225.77
A
verage Net Credit Loss/(Gain)
0.588
%
Amount
1,444,110.87
33,945.47
404,898.02
Number of Receivables
26
Number of Receivables
138
Amount
11,284,479.19
3,395,418.99
1,233,834.43
Current
Cumulative
48,226.27
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
Current Collection Period
1.525%
Prior Collection Period
1.819%
Second Prior Collection Period
2.545%
Third Prior Collection Period
0.951%
Four Mont
h
A
verage
1.710%
Historical Lifetime CPR, Loss and Delinquencies

DAIMLER TRUCKS RE
T
AI
L
TRUST 2022-1
Investor Report
Collection Period Ended

Amounts in USD
30-Jun-2023
T
otal Pool
Cumulative Loss
Delinquncies
Lifetime
Pd.
Gross
Net
31-60
61-90
1
0.09%
0.02%
0.07%
0.02%
2
0.11%
0.03%
0.24%
0.03%
3
0.17%
0.06%
0.24%
0.14%
4
0.26%
0.12%
0.51%
0.11%
5
0.33%
0.16%
0.64%
0.30%
6
0.46%
0.23%
0.98%
0.28%
7
0.67%
0.39%
0.64%
0.14%
8
0.87%
0.50%
0.71%
0.38%
9
1.00%
0.59%
0.76%
0.57%
91+
CPR
-
%
9.59%
0.01%
8.33%
0.02%
7.67%
0.11%
8.52%
0.03%
8.36%
0.05%
8.76%
0.14%
9.67%
0.11%
9.96%
0.14%
9.89%